Credit risk (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Trade accounts receivable	$ 4,368	$ 2,084	$ 78,397
Two Customers [Member]
Disclosure of major customers [line items]
Trade receivables percentage	100.00%	100.00%
One Customers [Member]
Disclosure of major customers [line items]
Trade receivables percentage	100.00%	100.00%